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                          VAN KAMPEN AMERICAN CAPITAL
                    SUPPLEMENT DATED JANUARY 2, 1998 TO THE

    STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 28, 1997, AS PREVIOUSLY
                         SUPPLEMENTED ON JULY 21, 1997
                          VKAC GROWTH AND INCOME FUND

          STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1997
                           VKAC EMERGING GROWTH FUND

    STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 1997, AS PREVIOUSLY
                         SUPPLEMENTED ON JULY 21, 1997
                              VKAC ENTERPRISE FUND
                            VKAC EQUITY INCOME FUND
                               VKAC COMSTOCK FUND

    The Distributor has entered into agreements with (i) The Prudential Insurance Company of America ("Prudential") under which the Fund shall be offered pursuant to the PruArray Programs; (ii) Smith Barney Inc. ("Smith Barney") under which the Fund shall be offered pursuant to the MultiChoice Program; and (iii) Merrill Lynch ("Merrill") under which the Fund shall be offered pursuant to the Merrill Program. Trustees and other fiduciaries of retirement plans seeking to invest in multiple fund families through broker-dealer retirement plan alliance programs should contact Prudential, Smith Barney or Merrill for further information concerning the PruArray, MultiChoice and Merrill Programs including, but not limited to, minimum size and operational requirements.